2. Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2012
Office premises
Useful lives	47 to 51 years
Leasehold improvements
Useful lives	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment
Useful lives	3 to 5 years
Motor Vehicles
Useful lives	4 years
Testing Equipment
Useful lives	3 years
ZHEJIANG Land Use Right
Useful lives	Over terms of the leases
ZHEJIANG Office Premises
Useful lives	47-50 years
ZHEJIANG Leasehold improvements
Useful lives	over terms of the leases or the useful lives whichever is less
ZHEJIANG Plant and machineries
Useful lives	5 to 10 years
ZHEJIANG Furniture, fixtures and office equipment
Useful lives	5 years
ZHEJIANG Motor vehicles
Useful lives	5 years